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MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

                                                      November 9, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: MetLife Investors Variable Life Account One
         File No. 333-83165
         Rule 497(j) Certification

Commissioners:

   On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Life Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement dated November 13, 2006 being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Supplement contained in Post-Effective Amendment No. 5 to the Registration Statement for the Account filed with the Commission on November 6, 2006.

                                                  Sincerely,

                                                  /s/ John E. Connolly, Jr.
                                                  -----------------------------
                                                  John E. Connolly, Jr.
                                                  Assistant General Counsel
                                                  Metropolitan Life Insurance
                                                  Company